October 30, 2020

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:  M3Sixty Funds Trust (the “Trust”) (File Nos. 333-206491 and 811-23089)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission relating to the Cognios Large Cap Value Fund and the Cognios Market Neutral Large Cap Fund, each a series portfolio of the Trust, which was filed on Form N-1A with the Commission on October 28, 2020 (Accession No. 0001387131-20-009365).

If you have any questions concerning the foregoing, please contact Bo J. Howell at (509) 279-8202 or Bo.Howell@Practus.com.

Very truly yours,

/s/ Bo James Howell
Bo James Howell
On behalf of Practus, LLP

BO JAMES HOWELL  ●  PARTNER

6224 Turpin Hills Drive  ●  Cincinnati, OH 45224  ●  p: 509.279.8202

Practus, LLP  ●  Bo.Howell@Practus.com  ●  Practus.com